Basis of Presentation and General information, General Information (Details) € / shares in Units, $ / shares in Units, € in Millions, t in Millions							12 Months Ended
	Dec. 16, 2024 USD ($) shares	Dec. 16, 2024 EUR (€) € / shares shares	Dec. 12, 2024 USD ($) $ / shares shares	Mar. 27, 2024 $ / shares shares	Aug. 07, 2023 USD ($) $ / shares shares	Mar. 07, 2023 $ / shares shares	Dec. 31, 2025 USD ($) Subsidiary Vessel t $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 11, 2024 USD ($)	Apr. 27, 2021 USD ($) Subsidiary	Dec. 21, 2018 $ / shares
Basis of Presentation [Abstract]
Common shares, par value (in dollars per share) | $ / shares				$ 0.001			$ 0.001	$ 0.001				$ 0.001
Reverse stock split ratio				0.1
Common shares, shares issued (in shares) | shares							9,662,354	9,662,354
Common shares, shares outstanding (in shares) | shares				9,662,354			9,662,354	9,662,354
Preferred shares, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Number of shares of Company stock held to receive one share of Toro common stock (in shares) | shares						10
Number of former tanker-owning subsidiaries | Subsidiary											2
Number of vessels | Vessel							9
Combined carrying capacity | t							0.6
Republic of Marshall Islands [Member]
Basis of Presentation [Abstract]
Number of wholly-owned subsidiaries | Subsidiary							36
Republic of Cyprus [Member]
Basis of Presentation [Abstract]
Number of wholly-owned subsidiaries | Subsidiary							1
Germany [Member]
Basis of Presentation [Abstract]
Number of wholly-owned subsidiaries | Subsidiary							1
Number of majority-owned subsidiaries | Subsidiary							79
Number of majority-owned subsidiaries dissolved | Subsidiary							27
Netherlands [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries | Subsidiary							2
Singapore [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries | Subsidiary							1
Colombia [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries | Subsidiary							1
Panama [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries | Subsidiary							1
Austria [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries | Subsidiary							1
People's Republic of China [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries | Subsidiary							1
Singapore, Colombia, Panama, Austria and the People's Republic of China [Member]
Basis of Presentation [Abstract]
Number of majority-owned subsidiaries | Subsidiary							5
MPC Capital [Member]
Basis of Presentation [Abstract]
Number of shares of common stock acquired (in shares) | shares	26,116,378	26,116,378
Percentage of shares acquired		74.09%					73.96%	74.09%
Cash price per share (in euros per share) | € / shares		€ 7
Aggregate consideration excluding transaction related costs	$ 191,977,316	€ 182.8
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel							4
Panamax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel							3
Ultramax Dry Bulk [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel							1
1,850 TEU Containerships [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel							1
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares) | shares							12,000	12,000
Preferred shares, shares issued (in shares) | shares							12,000	12,000
Series D Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, dividend rate					5.00%		5.00%	5.00%
Consideration received for preferred shares issued | $							$ 0	$ 50,000,000	$ 50,000,000
Related Party [Member] | Toro Corp [Member]
Basis of Presentation [Abstract]
Common shares, shares issued (in shares) | shares						9,461,009
Common shares, shares outstanding (in shares) | shares						9,461,009
Number of shares of Toro common stock issued for every 10 shares of Company stock (in shares) | shares						1
Related Party [Member] | Toro Corp [Member] | $18.0 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $											$ 18,000,000
Related Party [Member] | Toro Corp [Member] | $100 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $										$ 100,000,000
Related Party [Member] | Toro Corp [Member] | Series A Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares) | shares						140,000
Preferred shares, shares issued (in shares) | shares							140,000
Preferred shares, dividend rate						1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares						$ 1,000	$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares						$ 0.001	$ 0.001
Related Party [Member] | Toro Corp [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares issued (in shares) | shares						40,000
Preferred shares, par value (in dollars per share) | $ / shares						$ 0.001
Related Party [Member] | Toro Corp [Member] | Series D Preferred Stock [Member]
Basis of Presentation [Abstract]
Reverse stock split ratio				0.1
Preferred shares, shares issued (in shares) | shares			50,000		50,000
Preferred shares, dividend rate			5.00%		5.00%
Preferred shares, stated amount (in dollars per share) | $ / shares					$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001
Consideration received for preferred shares issued | $			$ 50,000,000		$ 50,000,000
Thalassa [Member] | Related Party [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held							100.00%